FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Financial instruments
Cash and Due from Banks	SFr 141	SFr 91	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465	67,268	57,994
Loans	11,101	11,827	11,408
Other assets	10,342	15,033	8,373
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,983)	(9,591)	(13,594)
Short-term borrowings	(8,554)	(11,020)	(10,740)
Long-term debt	(69,436)	(72,312)	(70,976)
Other liabilities	(7,911)	SFr (7,913)	(7,780)
Aggregate fair value
Loans
Non-interest-earning loans	591		543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Loans	11,101		11,408
Other assets	9,448		7,834
Due to banks and customer deposits	(538)		(578)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,983)		(13,594)
Short-term borrowings	(8,554)		(10,740)
Long-term debt	(69,436)		(70,976)
Other liabilities	(883)		(616)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,543		3,364
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,314		57,895
Loans	11,804		12,079
Other assets	12,122		10,090
Due to banks and customer deposits	(471)		(489)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,982)		(13,578)
Short-term borrowings	(8,556)		(10,632)
Long-term debt	(71,204)		(73,842)
Other liabilities	(1,844)		(1,569)
Difference
Loans
Non-interest-earning loans, Difference	(2,952)		(2,821)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	151		99
Loans	(703)		(671)
Other assets	(2,674)		(2,256)
Due to banks and customer deposits	(67)		(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		(16)
Short-term borrowings	2		(108)
Long-term debt	1,768		2,866
Other liabilities	961		953
Bank
Financial instruments
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Loans	11,101		11,408
Other assets	10,342		8,373
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(11,080)		(13,688)
Short-term borrowings	(8,554)		(10,740)
Long-term debt	(68,486)		(70,243)
Other liabilities	(7,891)		(7,756)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	591		543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Loans	11,101		11,408
Other assets	9,448		7,834
Due to banks and customer deposits	(538)		(578)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(11,080)		(13,688)
Short-term borrowings	(8,554)		(10,740)
Long-term debt	(68,486)		(70,243)
Other liabilities	(883)		(616)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,543		3,364
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,314		57,895
Loans	11,804		12,079
Other assets	12,122		10,090
Due to banks and customer deposits	(471)		(489)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(11,079)		(13,672)
Short-term borrowings	(8,556)		(10,632)
Long-term debt	(70,327)		(73,175)
Other liabilities	(1,844)		(1,569)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,952)		(2,821)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	151		99
Loans	(703)		(671)
Other assets	(2,674)		(2,256)
Due to banks and customer deposits	(67)		(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		(16)
Short-term borrowings	2		(108)
Long-term debt	1,841		2,932
Other liabilities	SFr 961		SFr 953